SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	3 Months Ended				6 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2023	Mar. 31, 2022	Nov. 17, 2023	Oct. 29, 2021
Product Information [Line Items]
Cash	$ 2,000,000				$ 2,000,000
Income tax
Operating loss carryforwards, net	498,000				498,000
Cash, Cash Equivalents, and Short-Term Investments	6,651,272	$ 5,397,564			6,651,272		$ 5,397,564
Cash, FDIC Insured Amount	250,000				250,000
Cash, Uninsured Amount	5,238,762	4,251,124			5,238,762		4,251,124
Marketable Securities	10,114				10,114
Accounts Receivable, Allowance for Credit Loss	1,227,136	1,227,136			1,227,136		1,227,136
Inventory Valuation Reserves	$ 448,360	429,050			448,360		429,050
Capitalized Computer Software, Impairments					1,433,438
Capitalized Computer Software, Amortization					$ 137,916
Operating Lease, Weighted Average Remaining Lease Term	12 months				12 months
Inventory Write-down						239,583
Revenues						232,119
[custom:RoyaltyPercentage-0]	0.60%				0.60%
Royalty Expense	$ 223,150		$ 101,124		$ 553,038	$ 316,756
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | No Customers [Member]
Product Information [Line Items]
Concentration Risk, Percentage						10.00%
Minimum [Member]
Product Information [Line Items]
Operating loss carryforwards valuation allowance	$ 0				$ 0
[custom:RoyaltyPercentage-0]	20.00%				20.00%
Maximum [Member]
Product Information [Line Items]
Operating loss carryforwards valuation allowance	$ 500,600				$ 500,600
[custom:RoyaltyPercentage-0]	30.00%				30.00%
Deep Medicine Acquisition Corp [Member]
Product Information [Line Items]
Cash		177,876					177,876		$ 595,536	$ 877,099	$ 2,000,000	$ 764,101
Distribution for taxes payments									554,873
Cash and marketable securities held in Trust Account		6,703,330					6,703,330		9,160,803	127,760,867
Net income before income taxes									274,139
Income tax				$ 68,415				$ 68,415	57,569
Operating loss carryforwards, net									0	0
Operating loss carryforwards valuation allowance									0	0
Total deferred tax assets									0	$ 0
Federal depository insurance									$ 250,000